Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount or Shares		Value in U.S. Dollars
	BONDS—43.4%
	AUSTRALIAN DOLLAR—1.1%
	Sovereign—1.1%
760,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 459,565
660,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	347,045
	TOTAL	806,610
	BRITISH POUND—5.6%
	Sovereign—5.6%
770,000	United Kingdom, Government of, 3.250%, 1/22/2044	764,503
560,000	United Kingdom, Government of, 4.250%, 12/7/2027	709,670
370,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	452,643
140,000	United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	143,782
840,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	973,749
880,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	591,176
530,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	666,762
	TOTAL	4,302,285
	CANADIAN DOLLAR—2.2%
	Sovereign—2.2%
500,000	Canada, Government of, 4.000%, 6/1/2041	387,175
935,000	Canada, Government of, 5.750%, 6/1/2033	782,550
315,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	245,492
350,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	241,573
	TOTAL	1,656,790
	EURO—27.6%
	Oil & Gas—0.4%
300,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 3.750%, 4/16/2026	303,576
	Sovereign—27.2%
800,000	Austria, Government of, Sr. Unsecd. Note, 2.900%, 2/20/2033	844,450
200,000	Belgium, Government of, Sr. Unsecd. Note, Series 75, 1.000%, 6/22/2031	188,818
1,118,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	1,037,894
1,095,000	France, Government of, 0.500%, 5/25/2025	1,131,076
640,000	France, Government of, 2.750%, 10/25/2027	672,340
440,000	France, Government of, 5.750%, 10/25/2032	546,535
520,000	France, Government of, Bond, 4.500%, 4/25/2041	610,904
1,190,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,380,750
600,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	606,292
500,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2034	445,358
300,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2038	242,628
370,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	289,549
225,000	Germany, Government of, 2.500%, 7/4/2044	228,157
1,200,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	1,494,949
840,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	835,264
620,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	531,370
300,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	311,095
400,000	Germany, Government of, Unsecd. Note, 2.400%, 11/15/2030	420,253
890,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	842,719
1,410,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,573,967

Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
500,000	Italy, Government of, Sr. Unsecd. Note, Series 10Y, 1.650%, 12/1/2030	$ 484,999
820,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	844,626
900,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	837,916
1,025,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	1,066,008
420,000	Spain, Government of, 4.200%, 1/31/2037	478,646
540,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	409,290
890,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	910,395
1,090,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	1,096,484
310,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	308,612
120,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	124,308
	TOTAL	20,795,652
	TOTAL EURO	21,099,228
	JAPANESE YEN—5.3%
	Sovereign—5.3%
63,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	397,381
125,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	627,711
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,326,788
265,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,741,200
	TOTAL	4,093,080
	MEXICAN PESO—0.2%
	Sovereign—0.2%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	165,215
	NEW ZEALAND DOLLAR—1.4%
	Sovereign—1.4%
900,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	515,210
1,000,000	New Zealand, Government of, Unsecd. Note, Series 0534, 4.250%, 5/15/2034	552,498
	TOTAL	1,067,708
	TOTAL BONDS (IDENTIFIED COST $35,962,125)	33,190,916
	REPURCHASE AGREEMENTS—4.2%
$ 3,213,000	Interest in $400,000,000 joint repurchase agreement, 4.36% dated 2/28/2025 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $400,145,333 on 3/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 2/15/2052 and the market value of those underlying securities was $408,148,295. (IDENTIFIED COST $3,213,000)	3,213,000
	INVESTMENT COMPANY—51.2%
4,456,991	Emerging Markets Core Fund (IDENTIFIED COST $39,438,934)	39,176,950
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $78,614,059)	$75,580,866
	OTHER ASSETS AND LIABILITIES - NET—1.2%[1]	928,230
	NET ASSETS—100%	$76,509,096

At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
Euro-Schatz Long Futures	6	EUR 665,546	March 2025	$(2,380)
Japan 10 Year Bond Long Futures	7	JPY 6,499,419	March 2025	$(90,933)
United Kingdom Gilt Long Futures	5	GBP 587,625	June 2025	$3,017
United States Treasury Notes 10 Year Ultra Long Futures	7	$799,750	June 2025	$3,594
Short Futures:
Canada 10 Year Bond Short Futures	9	CAD (776,174)	June 2025	$(9,970)
United States Treasury Notes 10 Year Short Futures	14	$ (1,555,313)	June 2025	$(7,688)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(104,360)
At February 28, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/18/2025	Morgan Stanley	220,129 BRL	$37,881	$(656)
3/18/2025	Morgan Stanley	220,129 BRL	$37,923	$(698)
3/18/2025	UBS	220,000 BRL	$38,021	$(817)
4/15/2025	Bank of America	350,000 EUR	54,789,347 JPY	$(2,016)
4/15/2025	Barclays	$150,000	630,203 PLN	$(5,515)
4/15/2025	Credit Agricole	300,000 GBP	$364,477	$12,847
4/15/2025	Morgan Stanley	1,550,000 EUR	242,172,961 JPY	$(5,816)
Contracts Sold:
3/18/2025	Morgan Stanley	440,258 BRL	$75,955	$1,505
3/18/2025	UBS	220,000 BRL	$38,428	$1,224
4/15/2025	Credit Agricole	1,550,000 EUR	247,481,990 JPY	$41,279
4/15/2025	Credit Agricole	$7,045,000	1,097,796,495 JPY	$288,111
4/15/2025	Morgan Stanley	1,900,000 EUR	$1,946,806	$(29,025)
4/15/2025	State Street	1,900,000 NZD	$1,056,436	$(7,819)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$292,604
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2024	$52,303,865
Purchases at Cost	$1,170,332
Proceeds from Sales	$(13,800,000)
Change in Unrealized Appreciation/Depreciation	$(1,490,082)
Net Realized Gain/(Loss)	$992,835
Value as of 2/28/2025	$39,176,950
Shares Held as of 2/28/2025	4,456,991
Dividend Income	$1,170,348

1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$33,190,916	$—	$33,190,916
Repurchase Agreements	—	3,213,000	—	3,213,000
Investment Company	39,176,950	—	—	39,176,950
TOTAL SECURITIES	$39,176,950	$36,403,916	$—	$75,580,866
Other Financial Instruments:
Assets
Futures Contracts	$6,611	$—	$—	$6,611
Foreign Exchange Contracts	—	344,966	—	344,966
Liabilities
Futures Contracts	(110,971)	—	—	(110,971)
Foreign Exchange Contracts	—	(52,362)	—	(52,362)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(104,360)	$292,604	$—	$188,244

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CAD	—Canadian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
PLN	—Polish Zloty